Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Finance Expenses
Summary of components of interest cost

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Interest expense	$48,118	$46,768	$28,977
Amortization of debt issuance cost and fair value of debt assumed	2,617	3,188	1,737
Total interest cost	$50,735	$49,956	$30,714

Summary of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Bank fees, charges	$597	$551	$516
Guarantee costs	—	403	621
Commitment fees	248	306	269
Total other finance expense	$845	$1,260	$1,406